Shareholder Report, Holdings (Details) - C000172959	Nov. 30, 2025
78467X109 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	16.10%
921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Equities78467X109
Holdings [Line Items]
Percent of Total Investments	100.00%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%